Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2011
Operating Leased Assets [Line Items]
Schedule of Rent Expense [Table Text Block]
Year	Minimum payments
(In thousands)
2012	$41,054
2013	38,790
2014	37,189
2015	35,179
2016	30,921
Later years	193,478
$376,611